							File Numbers: 333-110037
							              333-129005
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              September 10, 2021


                                 PIONEER FUNDS


SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                 DATE OF PROSPECTUS
Pioneer AMT-Free Municipal Fund         April 1, 2021
Pioneer High Income Municipal Fund    December 18, 2020

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Effective November 8, 2021, Pioneer AMT-Free Municipal Fund and Pioneer High
Income Municipal Fund are making the following change relating to Class A share purchases. The sales charge breakpoint at which purchases may be made at net asset value (that is, without the imposition of a sales charge) will be reduced from $500,000 to $250,000.

The following replaces the first footnote to the "Annual fund operating expenses" table in the "Fund summary" section of each prospectus.

1 Class A purchases of $250,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."

The following replaces the "Sales charges for Class A shares" table in the "Sales charges" section of each prospectus.


SALES CHARGES FOR CLASS A SHARES


                                   SALES CHARGE AS % OF
                                  ----------------------
                                    OFFERING  NET AMOUNT
AMOUNT OF PURCHASE                     PRICE    INVESTED
--------------------------------- ---------- -----------
Less than $100,000                    4.50         4.71
---------------------------------     ----         ----
$100,000 but less than $250,000       3.50         3.63
---------------------------------     ----         ----
$250,000 or more                       -0-          -0-
---------------------------------     ----         ----

                                                                   32537-00-0921
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC